February 28, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

Ladies and Gentlemen:

On behalf of State Farm Mutual Fund Trust (the “Trust”), and in accordance with rule 14c-5(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) and rule 20a-1 under the Investment Company Act of 1940, we are submitting for electronic filing a definitive information statement in connection with the Trust’s appointment of two new sub-advisers to the Trust’s Small/Mid Cap Equity Fund on December 1, 2006. The Trust intends to begin mailing the information statement to shareholders of the Trust’s Small/Mid Cap Equity Fund on or about February 28, 2007.

Should you have any questions or comments regarding this filing, please contact the undersigned at 309-766-1908. Thank you.

Sincerely,

/s/ David M. Moore
David M. Moore
Assistant Secretary
State Farm Mutual Fund Trust

Enclosures